Note 6 - Property, Plant and Equipment	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
(6)	Property, Plant and Equipment

Property, plant and equipment, net, is comprised of the following:

	As of December 31,
	2012	2013
	RMB	RMB
Building	11,346	11,346
Office equipment, furniture and fixtures	125,294	127,849
Motor vehicles	40,041	40,039
Leasehold improvements	9,073	9,033
Total	185,754	188,267
Less: Accumulated depreciation	(90,833)	(118,705)
Property, plant and equipment, net	94,921	69,562

No impairment for property, plant and equipment was recorded for the years ended December 31, 2011, 2012 and 2013.